Business Segment Data and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Summary of the financial information of segment reported
The following is a summary of the financial information of the Company’s reportable segments as of and for the years ended December 31, 2014, 2013 and 2012 reconciled to the amounts reported in the consolidated financial statements (in thousands):

	Technical Services	Engineering & Project Solutions	Corporate	Reconciling Items	Total
Year ended December 31, 2014:
Revenues from external customers [1]	$376,120	$37,309	$—	$—	$413,429
Intersegment revenues	—	—	—	—	—
Operating income (loss) 2 3	41,279	522	(20,201)	—	21,600
Depreciation and amortization	10,067	603	624	—	11,294
Total assets 4 5 [6]	233,243	8,207	15,532	27,189	284,171
Capital expenditures	7,290	—	613	—	7,903

Year ended December 31, 2013:
Revenues from external customers [1]	$368,587	$21,630	$—	$—	$390,217
Intersegment revenues	—	—	—	—	—
Operating income (loss) 2 3	43,822	304	(17,019)	—	27,107
Depreciation and amortization	9,723	607	587	—	10,917
Total assets 4 5 6	228,227	6,116	18,027	32,797	285,167
Capital expenditures	16,636	21	697	—	17,354

Year ended December 31, 2012:
Revenues from external customers [1]	$326,492	$—	$—	$—	$326,492
Intersegment revenues	—	—	—	—	—
Operating income (loss) 2 3	25,185	—	(17,673)	—	7,512
Depreciation and amortization	8,249	—	640	—	8,889
Total assets 4 5 6	211,693	—	19,935	—	231,628
Capital expenditures	7,984	—	1,302	—	9,286
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1
Included within Technical Services and Engineering & Project Solutions are U.S. revenues of $257.9 million, $248.4 million and $178.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. Total foreign revenues for the years ended December 31, 2014, 2013 and 2012 totaled $155.5 million, $141.8 million and $147.9 million, respectively. Included within Technical Services are U.K. revenues of $67.5 million, $60.2 million and $57.2 million for the year ended December 31, 2014, 2013 and 2012, respectively. Revenues attributable to individual countries are based on the country of domicile of the legal entity that performs the work.

2
Corporate represents certain corporate overhead costs, including executive management, strategic planning, treasury, legal, human resources, information technology, accounting and risk management, which are not allocated to reportable segments.

3
Includes restructuring charges (adjustments) of $(0.1) million, $(0.1) million and $3.6 million for the years ended December 31, 2014, 2013 and 2012, respectively, all related to Technical Services. Includes $1.7 million of incremental compensation expense pursuant to the provisions of a retirement agreement with a Company executive for the year ended December 31, 2014 and corporate headquarter relocation charges of $1.6 million for the year ended December 31, 2012, within Corporate. Includes impairment charges of $0.4 million for the year ended December 31, 2012, all related to Technical Services.

4
Reconciling Items represent assets associated with discontinued operations as of December 31, 2014 and 2013, which are not allocated to the reportable segments. There were no assets associated with discontinued operations as of December 31, 2012.

5
Included above are U.S. total assets of $191.5 million, $189.8 million and $136.8 million as of December 31, 2014, 2013 and 2012, respectively, of which $27.2 million, $32.8 million, and nil relate to assets of discontinued operations as of December 31, 2014, 2013 and 2012, respectively.

6	Goodwill, all associated with the Technical Services segment, was $15.6 million, $15.5 million and $15.5 million as of December 31, 2014, 2013 and 2012, respectively.

Long-lived assets based on physical location
The following geographical area information includes total long-lived assets (which consist of all non-current assets, other than goodwill, indefinite-lived intangible assets and deferred tax assets) based on physical location at December 31, (in thousands):

	2014	2013
United States	$46,958	$51,646
United Kingdom	5,005	5,172
All other	7,376	9,228
Total long-lived assets	$59,339	$66,046